UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06590
Morgan Stanley Insured Municipal Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Income Trust
Portfolio of Investments • July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (158.1%)
	Alaska (0.5%)
$1,250	Matanuska-Susitna, Goose Creek Correctional Center, Ser 2009 (AGC Insd)	6.00%	09/01/28	$1,376,088

	Arizona (1.4%)
1,495	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/26	1,502,191
2,500	University of Arizona, 2003 Ser B (COPs) (AMBAC Insd)	5.00	06/01/23	2,556,475

				4,058,666

	California (36.9%)
1,475	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00	12/01/24	1,500,694
1,655	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/35	297,552
1,160	Alvord Unified School District, 2007 Election Ser 2007 A (FSA Insd)	5.00	08/01/27	1,138,412
20,000	Anaheim Public Financing Authority, California, Anaheim Electric Ser 2007-A (NATL-RE Insd)(a)	4.50	10/01/37	16,834,800
1,170	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	492,102
2,275	Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	686,618
8,000	California, Ser 2007 (NATL-RE Insd)	4.25	08/01/33	6,386,560
3,050	California Department of Water Resources Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	3,175,660
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (AMBAC Insd) (ETM)	5.00	01/01/28	11,385,160
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd) (ETM)	5.00	01/01/28	5,692,850
585	Clovis Unified School District, Election of 2004 Ser 2004 A (FGIC Insd) (b)	0.00	08/01/29	160,635
3,065	El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31	728,305
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	4,954,680
9,000	Long Beach, Harbor Refg Ser 1998 A (AMT) (FGIC Insd)	6.00	05/15/18	9,892,170
3,000	Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24	3,104,550
5,000	Los Angeles Department of Water & Power, Water 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/24	5,125,018
1,665	Menifee Union School District, Election of 2008 Ser 2008 C (AGC Insd) (b)	0.00	08/01/34	317,299
1,845	Moreland California School District 2014 Ser C	0.00	08/01/29	483,814
1,320	Oak Grove California School District Capital Appreciation Election 2008 Ser A	0.00	08/01/28	391,512
4,000	Oxnard Financing Authority, Water & Power, Water 2004 Ser C (XLCA Insd)	5.00	06/01/28	3,913,760
3,825	Paterson Joint Unified School District, Election of 2008 Ser 2009 B (FSA Insd) (b)	0.00	08/01/34	768,787
3,826	Paterson Joint Unified School District, Election of 2008 Ser 2009 B (FSA Insd) (b)	0.00	08/01/35	765,372
3,827	Paterson Joint Unified School District, Election of 2008 Ser 2009 B (FSA Insd) (b)	0.00	08/01/36	51,558
1,000	Port of Oakland, 2002 Ser L (AMT) (NATL-RE FGIC Insd)	5.00	11/01/21	916,630
3,925	Poway Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/28	1,164,155
4,245	Poway Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31	1,008,697
3,000	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional Ser 2006 (FGIC Insd)	5.00	12/01/36	2,887,380
5,000	San Diego County Water Authority, California, Ser 2002 A (COPs) (NATL-RE Insd)	5.00	05/01/27	5,042,100
5,000	San Diego County Water Authority, California, Ser 2004 A (COPs) (FSA Insd) (a)	5.00	05/01/29	5,009,525
3,000	San Francisco City & County, City Buildings Ser 2007 A (COPs) (FGIC Insd)	4.50	09/01/37	2,573,280
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00	05/15/22	2,049,180
3,310	University of California, Ser 2007 J (FSA Insd) (a)	4.50	05/15/31	2,991,145
2,690	University of California, Ser 2007 J (FSA Insd) (a)	4.50	05/15/35	2,370,634
11,350	Wm S Hart California Union High School Capital Appreciation 2008 Ser A	0.00	08/01/33	2,339,349

				106,599,944

	Colorado (1.9%)
4,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	3,140,040
3,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	2,304,540

				5,444,580

	Connecticut (0.5%)
1,525	Connecticut Health & Educational Facilities Authority, Quinnipiac University Issue Ser 2007 K-2 (NATL-RE Insd)	5.00	07/01/25	1,545,740

	District of Columbia (4.5%)
1,000	District of Columbia, Ser 2008 E (BHAC Insd)(a)	5.00	06/01/26	1,042,911
1,000	District of Columbia, Ser 2008 E (BHAC Insd)(a)	5.00	06/01/27	1,042,911
2,000	District of Columbia, Ser 2008 E (BHAC Insd)(a)	5.00	06/01/28	2,085,823
3,000	District of Columbia, American Association for the Advancement of Science Ser 1997 (AMBAC Insd)	5.125	01/01/27	2,920,680
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	1,635,180
2,540	District of Columbia Income Tax Secured, Ser 2009A (a)	5.25	12/01/27	2,738,059
1,350	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008A (AGC Insd)	5.00	10/01/28	1,386,882

				12,852,446

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Florida (10.6%)
1,550	Florida Mid-Bay Bridge Authority, Refg Ser 2008 (AGC Insd)	5.00		10/01/27	1,588,859
15,000	Miami-Dade County School Board, 2003 Ser A (FGIC Insd)	5.00		08/01/29	14,307,000
1,000	Miami-Dade County Building Better Communities, Ser 2009 B-1	6.00		07/01/38	1,042,680
3,000	Orange County School Board, Ser 2001 A (COPs) (AMBAC Insd)	5.25		08/01/14	3,212,550
1,500	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50		10/01/23	1,656,000
1,000	Port St Lucie Florida Utility	5.00		09/01/29	985,010
2,670	Tampa Bay Sports Authority, Refg Sales Tax, Ser 2005 (FSA Insd)	5.00		01/01/26	2,719,315
5,000	Tampa Bay Water Authority, Ser 2001 A (FGIC Insd)	5.00		10/01/28	5,003,700

					30,515,113

	Georgia (4.2%)
5,000	Atlanta, Airport Passenger Facilities Sub-Lien Ser 2004 C (FSA Insd) (a)	5.00		01/01/33	5,007,775
5,000	Atlanta, Water & Wastewater, Ser 2004 (FSA Insd)	5.00		11/01/23	5,055,950
2,000	Augusta, Water & Sewer Ser 2004 (FSA Insd) (c)	5.25		10/01/39	2,025,100

					12,088,825

	Hawaii (1.7%)
5,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Ser 1999 C (AMT) (AMBAC Insd)	6.20		11/01/29	4,993,700

	Idaho (0.9%)
2,500	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/24	2,682,425

	Illinois (7.5%)
5,000	Chicago, O’Hare Int’l Airport, Third Lien Ser 2005 A (NATL-RE Insd)	5.25		01/01/25	5,086,900
480	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	511,594
1,210	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/26	1,282,709
1,175	DeKalb County Community Unit School District #428, Ser 2008 (FSA Insd)	5.00		01/01/27	1,219,909
2,000	Illinois Finance Authority, Swedish American Hospital Ser A (FSA Insd)	5.00		11/15/31	1,589,640
1,595	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375		08/15/24	1,644,270
6,575	Kendall, Kane & Will Counties, Community Unit School District #308 Capital Appreciation Ser 2008 (FSA Insd) (b)	0.00		02/01/27	2,409,672
3,000	Metropolitan Pier & Exposition Authority, McCormick Place Refg Ser 2002 B (NATL-RE Insd)	0.00	(d)	06/15/18	2,935,200
5,000	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd)	5.25		06/15/42	4,968,650

					21,648,542

	Indiana (0.8%)
2,400	Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd)	5.00		06/01/19	2,439,816

	Iowa (1.4%)
2,225	Iowa State Special Obligation lJobs Program Series A (a)	5.00		06/01/26	2,390,463
1,665	Iowa State Special Obligation lJobs Program Series A (a)	5.00		06/01/25	1,775,387

					4,165,850

	Kansas (0.7%)
755	Kansas St Development Financing Authority	5.50		11/15/29	761,425
4,000	Wyandote County/Kansas City Unified Government, Board of Public Utilities Ser 2009-A (BHAC Insd)	5.25		09/01/34	1,332,270

					2,093,695

	Kentucky (0.7%)
2,000	Kentucky Properties & Buildings Community, Refg Project N0 93, Seer 2009 (AGC Insd)	5.25		02/01/18	2,107,020

	Louisiana (1.4%)
4,000	Lafayette, Utilities Ser 2004 (NATL-RE Insd)	5.25		11/01/25	4,132,920

	Massachusetts (3.9%)
2,400	Massachusetts Health & Educational Facilities Authority, Boston College, Ser 2008 M-2	5.50		06/01/30	2,687,352
7,925	Massachusetts ST Health & Educational Facilities Authority, Harvard University, Ser 2009 A	5.50		11/15/16	8,539,090

					11,226,442

	Michigan (1.9%)
2,390	Detroit, Sewage Refg Ser 2003 A (FSA Insd)	5.00		07/01/28	2,266,604
1,125	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50		10/01/23	1,134,023
425	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50		10/01/24	425,769
760	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00		11/15/25	786,266
960	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00		11/15/29	963,466

					5,576,127

	Missouri (0.8%)
2,500	Missouri Joint Municipal Electric Utility Commission Plum Point Ser 2006 (NATL-RE Insd)	5.00		01/01/26	2,284,975

	Nebraska (1.3%)
3,760	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00		01/01/35	3,711,872

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Nevada (3.3%)
5,080	Las Vegas Water District, Impr & Refg Ser 2003 a (FGIC Insd)	5.25	06/01/19	5,242,255
4,000	Nevada Capital Improvement & Cultural Affairs Ser 2009 C (FSA Insd) (a)	5.00	06/01/26	4,013,993
975	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40	195,546

				9,451,794

	New Hampshire (0.4%)
1,300	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (AMBAC Insd)	5.125	07/01/33	1,276,210

	New Jersey (3.3%)
1,465	New Jersey Economic Development Authority, School Facilities Construction Ser N-1	5.50	09/01/24	1,585,599
4,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC Insd)	5.25	06/15/20	4,196,000
7,155	New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (b)	0.00	12/15/26	2,692,355
1,000	University of Medicine & Dentistry, Ser 2004 (COPs) (NATL-RE Insd)	5.00	06/15/29	917,320

				9,391,274

	New York (12.4%)
1,670	Hudson Yards Infrastructure Corporation, 2007 Ser A (NATL-RE Insd)	4.50	02/15/47	1,333,261
3,000	Long Island Power Authority, Refg Ser 2003 C (FSA Insd)	5.00	09/01/28	3,042,990
4,000	Long Island Power Authority, Ser 2006 A (XLCA Insd)	5.00	12/01/26	4,029,640
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25	10,080,600
2,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	1,791,580
2,500	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	2,058,300
1,735	New York City Transitional Finance Authority, 2000 Ser C (AMBAC Insd)	5.25	08/01/21	1,853,709
1,150	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.50	05/15/29	1,209,754
10,000	Triborough Bridge & Tunnel Authority, Refg 2002 E (NATL-RE Insd) (a)	5.25	11/15/22	10,370,652

				35,770,486

	Ohio (0.7%)
2,545	Cleveland Ohio Public Power System, Ser 2008 B-2 (NATL-RE Insd) (b)	0.00	11/15/26	1,039,963
1,720	Cleveland Ohio Public Power System, Ser 2008 B-2 (NATL-RE Insd) (b)	0.00	11/15/28	611,150
425	Ohio State Water Development Authority, Pollution Control Facilities Firstenergy Ser A	5.875	06/01/33	442,106

				2,093,220

	Oregon (1.1%)
3,000	Oregon Department of Administrative Services, Ser 2005 B (COPs)(FGIC Insd)	5.00	11/01/24	3,087,300

	Pennsylvania (5.7%)
5,000	Allegheny County Hospital Development Authority, Pittsburgh Mercy Health Ser 1996 (AMBAC Insd) (ETM)	5.625	08/15/18	5,244,550
2,000	Delaware County Industrial Development Authority, Aqua Inc Ser A 2005 (AMT) (FGIC Insd)	5.00	11/01/37	1,756,240
1,450	Pennsylvania Turnpike Commission, Ser 2008 Subser A-1 (AGC Insd)	5.00	06/01/25	1,523,428
875	Philadelphia, Ser 2009 B (AGC Insd)	7.125	07/15/38	961,529
5,000	Philadelphia, Water & Wastewater Ser 1998 (AMBAC Insd)	5.25	12/15/14	5,459,500
1,500	The School District of Philadelphia, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,616,865

				16,562,112

	Puerto Rico (0.5%)
1,420	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	5.00	08/01/39	1,444,296

	Rhode Island (3.7%)
10,000	Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B (NATL-RE Insd) (ETM)	6.00	08/01/17	10,615,100

	South Carolina (5.5%)
1,500	Medical University Hospital Authority, FHA Insured Mtge Ser 2004 A (NATL-RE Insd)	5.25	02/15/25	1,525,170
10,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd)(a)	5.375	11/01/22	10,245,204
4,000	South Carolina Public Service Authority, Santee Cooper 2006 Ser A (NATL-RE Insd)	5.00	01/01/36	4,006,360

				15,776,734

	Texas (20.8%)
3,020	Amarillo Health Facilities Corporation, Baptist St Anthony’s Hospital Ser 1998 (FSA Insd)	5.50	01/01/16	3,254,563
5,075	Amarillo Health Facilities Corporation, Baptist St Anthony’s Hospital Ser 1998 (FSA Insd)	5.50	01/01/17	5,444,714
9,000	Dallas-Fort Worth International Airport, Ser 2003 A (AMT) (FSA Insd)(a)	5.375	11/01/22	9,042,480
1,000	Friendswood Independent School District, Ser 2008 (PSF Gtd)	5.00	02/15/27	1,057,630
2,160	Harris County Health Facilities Development Corp, Thermal Utility Ser 2008 (AGC Insd)	5.25	11/15/24	2,178,792
5,435	Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE FGIC Insd)	5.25	05/15/23	5,653,596
4,000	Houston, Public Impr & Refg Ser 2001 B (FSA Insd)	5.50	03/01/17	4,261,360
1,175	Houston Community College System, Sr Lien Student Fee Ser 2008 (FSA Insd)	5.00	04/15/25	1,238,227
330	Houston Community College System, Sr Lien Student Fee Ser 2008 (FSA Insd)	5.00	04/15/26	345,385

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
3,975	Houston Hotel Occupancy, Capital Appreciation Ser 2001 B (FSA Insd) (b)	0.00	09/01/26	1,398,326
1,550	Humble Independent School District, Unlimited Tax School Building Ser 2008A (AGC Insd)	5.00	02/15/25	1,617,704
8,575	Lower Colorado River Authority, Refg Ser 1999 A (NATL-RE Insd)	5.00	05/15/31	8,222,825
5,000	Lower Colorado River Authority, Refg Ser 2001 A (FSA Insd)	5.00	05/15/26	5,051,600
8,200	North Texas Tollway Authority, First Tier Capital Appreciation Refg Ser 2008D (AGC Insd) (b)	0.00	01/01/28	2,697,062
1,775	North Texas Tollway Authority, First Tier Capital Appreciation Refg Ser 2008D (AGC Insd) (b)	0.00	01/01/31	470,180
3,000	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	3,010,620
4,000	Texas Turnpike Authority, Central Texas Ser 2002 A (AMBAC Insd)	5.50	08/15/39	3,651,240
1,510	Victoria Independent School District, Unlimited Tax School Building Ser 2008 (PSF Gtd)	5.00	02/15/24	1,635,104

				60,231,406

	Utah (1.8%)
5,000	Intermountain Power Agency, Utah, 2003 Ser A (FSA Insd)	5.00	07/01/21	5,305,250

	Virginia (1.1%)
3,000	Richmond Metropolitan Authority, Refg Ser 2002 (FGIC Insd)	5.25	07/15/22	3,196,230

	Washington (13.3%)
6,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (NATL-RE Insd)	5.00	09/01/31	5,707,140
3,000	King County, Sewer Refg 2001 (FGIC Insd)	5.00	01/01/31	3,008,670
4,455	Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	4,409,782
5,000	Port of Seattle, Ser 2001 B (AMT) (NATL-RE Insd)	5.625	02/01/24	5,009,350
2,890	Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/20	3,018,258
2,870	Seattle, Water Refg 2003 (NATL-RE Insd)	5.00	09/01/23	2,964,136
2,500	Spokane School District #81, Ser 2005 (NATL-RE Insd)	5.125	12/01/23	2,658,675
4,300	Washington State Motor Vehicle Fuel Tax, Ser 2004F (AMBAC Insd)	0.00	12/01/29	1,494,078
2,000	Washington State Health Care Facilities Authority, Kadlec Medical Center Ser 2006 A (AGC Insd)	5.00	12/01/30	1,887,160
3,895	Washington Various Purposes Ser 2010 A	5.00	08/01/29	4,062,587
4,095	Washington Various Purposes Ser 2010 A	5.00	08/01/30	4,271,192

				38,491,028

	West Virginia (1.0%)
2,900	West Virginia Water Development Authority, Loan Program II Refg Ser 2003 B (AMBAC Insd)	5.25	11/01/23	2,999,122

	Total Tax-Exempt Municipal Bonds (Cost $464,090,641)			457,236,348

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.1%)
	Investment Company
191	Morgan Stanley Institutional Liquidity FundsTax-Exempt Portfolio — Institutional Class (Cost $191,436)			191,436

	Total Investments (Cost $464,282,077)(g)(h)	158.2%		457,427,784

	Other Assets in Excess of Liabilites	2.7		7,800,718

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note Obligations Related to Securities Held
(67,220)	Notes with interest rates ranging from 0.56% to 1.38% at July 31, 2009 and contractual maturities of collateral ranging from 11/01/22 to 10/01/37 (f) (Cost $(67,220,000))	(23.3)		(67,220,000)

	Preferred Shares of Beneficial Interest	(37.6)		(108,850,000)

	Net Assets Applicable to Common Shareholders	100.0%		$289,158,501

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrow to Maturity.

(a)	Underlying securities related to inverse floaters entered into by the Trust.

(b)	Capital appreciation bond.

(c)	A portion of this security has been physically segregated in connection with open futures contracts.

(d)	Currently a zero coupon security; will convert to 5.30% on June 15, 2012.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class.

(f)	Floating rate note and dealer trusts obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $110,344,809 are held by the Dealer Trusts and serve as collateral for the $67,220,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond insurance:

AGC AMBAC BHAC FGIC FSA NATL-RE PSF XLCA	Assured Guaranty Corporation.
AMBAC Assurance Corporation.
Berkshire Hathaway Assurance Corporation.
Financial Guaranty Insurance Company.
Financial Security Assurance Inc.
National Public Finance GuaranteeCorporation.
Texas Permanent School Fund Guarantee Program.
XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Income Trust
FUTURES CONTRACTS OPEN AT JULY 31, 2009

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

242	Long	U.S. Treasury Notes 20 Year September 2009	$28,382,063	$728,567

6	Short	U.S. Treasury Notes 2 Year September 2009	(1,299,469)	(748)

40	Short	U.S. Treasury Notes 5 Year September 2009	(4,615,312)	(9,330)

220	Short	U.S. Treasury Bonds 30 Year September 2009	(22,610,000)	(418,771)

		Net Unrealized Appreciation		$299,718

Morgan Stanley Insured Municipal Income Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$457,236,348	—	$457,236,348	—
Short-Term Investment — Investment Company	191,436	$191,436	—	—
Futures	728,567	728,567	—	—

Total	$458,156,351	$920,003	$457,236,348	—

Liabilities
Futures	($428,849)	($428,849)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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